Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Details) (USD $)	24 Months Ended
Dec. 31, 2014
Intangible Assets Schedule Of Finite-lived Intangible Assets, Future Amortization Expense 1	$ 78,704
Intangible Assets Schedule Of Finite-lived Intangible Assets, Future Amortization Expense 2	43,306
Intangible Assets Schedule Of Finite-lived Intangible Assets, Future Amortization Expense 3	31,210
Intangible Assets Schedule Of Finite-lived Intangible Assets, Future Amortization Expense 4	31,210
Intangible Assets Schedule Of Finite-lived Intangible Assets, Future Amortization Expense 5	31,210
Intangible Assets Schedule Of Finite-lived Intangible Assets, Future Amortization Expense 6	926,639
Intangible Assets Schedule Of Finite-lived Intangible Assets, Future Amortization Expense 7	$ 1,142,279